Related party transactions (Details Textual) - USD ($) $ in Thousands			1 Months Ended				2 Months Ended	3 Months Ended		12 Months Ended
	Mar. 05, 2014	Feb. 03, 2014	Jun. 30, 2015	Oct. 31, 2014	Sep. 30, 2014	Aug. 31, 2014	Oct. 31, 2014	Mar. 31, 2015	Dec. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Related Party Transaction [Line Items]
Indemnification Under the Omnibus Agreement				$ 6,700	$ 6,500		$ 7,100	$ 3,100
Repayments of Short-term Debt										$ 25,400	$ 0	$ 0
Debt, Weighted Average Interest Rate									4.29%	4.48%	4.29%
Due from Officers or Stockholders, Current									$ 0	$ 143,241	$ 0
Subsequent Event [Member] | Partnership [Member]
Related Party Transaction [Line Items]
Indemnification Under the Omnibus Agreement			$ 6,200
Revolving Credit Facility [Member]
Related Party Transaction [Line Items]
Debt Instrument, Description of Variable Rate Basis						LIBOR plus a margin of 4.0%
Line of Credit Facility, Current Borrowing Capacity						$ 85,000
Line of Credit Facility, Commitment Fee Percentage						1.40%
Non Budgeted Expenses [Member]
Related Party Transaction [Line Items]
Indemnification Under the Omnibus Agreement								3,100		1,200
Warranty Provision [Member]
Related Party Transaction [Line Items]
Indemnification Under the Omnibus Agreement								$ 2,000
Omnibus Agreement [Member]
Related Party Transaction [Line Items]
Environmental Indemnifications										$ 5,000
Environmental Indemnifications, Description										No claim may be made unless the aggregate dollar amount of all claims exceeds $500, in which case Hegh LNG is liable for claims only to the extent such aggregate amount exceeds $500.
$101.5 million Promissory note due to Hoegh LNG [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Rate											9.00%
Interest Payable									2,100		$ 2,100
Debt Conversion, Converted Instrument, Amount		$ 101,500
Due to Officers or Stockholders									103,600		103,600
$40.0 million Promissory note due to Hoegh LNG [Member]
Related Party Transaction [Line Items]
Interest Payable									300		300
Due to Officers or Stockholders									40,300		40,300
Hoegh LNG and Subsidiaries [Member]
Related Party Transaction [Line Items]
Indemnification Under the Omnibus Agreement				$ 6,700	$ 6,500
Interest Income, Related Party										$ 3,241
Repayments of Short-term Debt	$ 25,400
Debt Instrument, Face Amount									48,500		48,500
Related Party Transaction, Rate										5.88%
Due from Officers or Stockholders, Current										$ 140,000
Hoegh LNG and Subsidiaries [Member] | $48.5 million Promissory note due to Hoegh LNG [Member]
Related Party Transaction [Line Items]
Repayments of Notes Payable	$ 48,500
Hoegh LNG and Subsidiaries [Member] | $101.5 million Promissory note due to Hoegh LNG [Member]
Related Party Transaction [Line Items]
Debt Instrument, Face Amount									101,500		101,500
Hoegh LNG and Subsidiaries [Member] | $40.0 million Promissory note due to Hoegh LNG [Member]
Related Party Transaction [Line Items]
Debt Instrument, Face Amount									$ 40,000		$ 40,000
PT Hoegh LNG Lampung [Member]
Related Party Transaction [Line Items]
Debt Instrument, Description of Variable Rate Basis									LIBOR plus a margin of 3.2%
PT Hoegh LNG Lampung [Member] | Revolving Credit Facility [Member]
Related Party Transaction [Line Items]
Debt Instrument, Term						3 years
PT Hoegh LNG Lampung [Member] | London Interbank Offered Rate (LIBOR) [Member]
Related Party Transaction [Line Items]
Debt Instrument, Basis Spread on Variable Rate									3.20%